OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Debt Securities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	£ 0	£ 0	£ 0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	3	0
The Bank
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	0	0	0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	2	0
Debt securities | The Group
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(558)	(538)
At 31 December	(362)	(558)	(538)
Debt securities | The Group | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(558)	(538)	(379)
Change in fair value	137	46	(34)
Deferred tax	(44)	29	11
Current tax	0	(2)	0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	93	73	(23)
Impairment credit	(2)	5	(1)
At 31 December	(362)	(558)	(538)
Debt securities | The Group | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income | Income statement transfers
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	116	(145)	(196)
Deferred tax	(11)	47	61
Net Income statement transfers	105	(98)	(135)
Debt securities | The Bank
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	14	103
At 31 December	105	14	103
Debt securities | The Bank | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	14	103	281
Change in fair value	139	12	(50)
Deferred tax	(47)	(8)	13
Current tax	0	0	0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	92	4	(37)
Impairment credit	1	1	(1)
At 31 December	105	14	103
Debt securities | The Bank | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income | Income statement transfers
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	(2)	(138)	(201)
Deferred tax	0	44	61
Net Income statement transfers	£ (2)	£ (94)	£ (140)